CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common shares [Member]	Additional paid-in capital [Member]	Accumulated Other Comprehensive income (loss) [Member]	Retained earnings (Accumulated deficit) [Member]	Treasury shares [Member]	Total
Balance as of at Dec. 31, 2021	$ 375	$ 496,154	$ 128	$ (28,439)	$ (1,002)	$ 466,960
Balance as of (shares) at Dec. 31, 2021	43,696,723
Stock-based compensation	$ 0	13,316	0	0	0	13,316
Exercise of stock-based compensation	$ 23	5,810	0	0	0	5,833
Exercise of stock-based compensation (shares)	2,475,670
Other comprehensive income	$ 0	0	(454)	0	0	(454)
Net income	0	0	0	97,479	0	97,479
Balance as of at Dec. 31, 2022	$ 398	515,280	(582)	69,040	(1,002)	583,134
Balance as of (shares) at Dec. 31, 2022	46,172,393
Stock-based compensation	$ 0	17,118	0	0	0	17,118
Exercise of stock-based compensation	$ 15	2,418	0	0	0	2,433
Exercise of stock-based compensation (shares)	1,818,951
Other comprehensive income	$ 0	0	499	0	0	499
Net income	0	0	0	114,963	0	114,963
Balance as of at Dec. 31, 2023	$ 413	534,816	(83)	184,003	(1,002)	$ 718,147
Balance as of (shares) at Dec. 31, 2023	47,991,344					47,991,344
Issuance of shares related to acquisitions - Vidazoo	$ 3	10,548	0	0	0	$ 10,551
Repurchase of shares for retirement	$ (38)	(46,882)	0	0		(46,920)
Repurchase of shares for retirement (Shares)	(5,200,000)
Stock-based compensation	$ 0	28,133	0	0	0	28,133
Exercise of stock options and vesting of restricted stock units	$ 13	534	0	0	0	547
Exercise of stock options and vesting of restricted stock units (Shares)	2,033,709
Exercise of stock-based compensation				0
Other comprehensive income	$ 0	0	(132)		0	(132)
Net income	0	0	0	12,614	0	12,614
Balance as of at Dec. 31, 2024	$ 391	$ 527,149	$ (215)	$ 196,617	$ (1,002)	$ 722,940
Balance as of (shares) at Dec. 31, 2024	44,825,053					44,825,053